Share capital	12 Months Ended
Dec. 31, 2025
Share capital
Share capital

12.Share capital

(a)Authorized

The Company is authorized to issue an unlimited number of:

●	voting Class A preferred shares
●	voting Class B preferred shares
●	voting Class C preferred shares
●	voting Class D preferred shares
●	special shares (non-voting)
●	common shares (voting)

without nominal or par value.

Class A preferred shares are ranked senior to Class B preferred shares, Class B preferred shares are ranked senior to Class C preferred shares, Class C preferred shares are ranked senior to Class D preferred shares, Class D preferred shares are ranked senior to special shares, and special shares are ranked senior to common shares in priority of receiving dividends declared by the Company.

Holders of special shares and common shares shall be entitled to receive pro-rata for the remaining property of the Company after distribution to the holders of Class A, Class B, Class C and Class D preferred shares, on a pro-rata basis.

Dividends for Class A, Class B, Class C and Class D preferred shares are preferential and non-cumulative and are declared in accordance with their respective priority. Dividend rate per share for Class B, Class C and Class D preferred shares is 7% per annum. Dividends are declared at the discretion of the Company’s Board of Directors.

No Class A, Class B, Class C or Class D preferred shares and special shares were issued by the Company as at December 31, 2025 (2024 – nil).

As at December 31, 2025, no dividends were declared or unpaid (2024 – nil).

12.Share capital (cont’d)

(b)Issued and outstanding

On June 2, 2025, the Company completed a brokered LIFE financing, issuing a total of 8,000,000 units at a price of $1.50 per unit for gross proceeds of $12,000,000. Each unit is comprised of one common share and one warrant of the Company. Each warrant entitles its holder to acquire one common share of the Company at a price of $1.82 for a period of 3 years following the closing of the date of issuance. There is no hold period for trading the warrants.

Unit issuance costs of $857,178, which include a broker fee of 6.0% as well as legal and listing costs, were recorded in the second quarter of 2025. In addition, the Company issued 320,000 warrants representing 4% of the units issued to the Agent that brokered the private placement. Each warrant entitles its holder to acquire one common share of the Company at a price of $1.66 for a period of 2.5 years following the closing of the date of issuance. There is no hold period for trading the warrants.

On February 24, 2025, the Company completed a brokered LIFE financing, issuing a total of 13,333,333 units at a price of $0.75 per unit for gross proceeds of $10,000,000. Each unit is comprised of one common share and one warrant of the Company. Each warrant entitles its holder to acquire one common share of the Company at a price of $1.10 for a period of 3 years following the closing of the date of issuance. There is no hold period for trading the warrants.

Unit issuance costs of $811,413, which include a broker fee of 6.5% as well as legal and listing costs, were recorded in the first quarter of 2025. In addition, the Company issued 666,666 warrants representing 5% of the issued units to the Agent that brokered the private placement. Each warrant entitles its holder to acquire one common share of the Company at a price of $0.88 for a period of 2.5 years following the closing of the date of issuance. There is no hold period for trading the warrants.

On March 20, 2024, the Company completed a non-brokered private placement, issuing a total of 15,000,000 units at a price of $0.05 per unit for gross proceeds of $750,000. Each unit is comprised of one common share and one warrant of the Company. Each warrant entitles its holder to acquire one common share of the Company at a price of $0.15 for a period of 12 months following the closing of the private placement. The securities issued in the private placement are subject to a four-month and one day hold period expiring on July 22, 2024.

Unit issuance costs of $1,100 were recorded and paid in the first quarter of 2024.

On November 15, 2024, the Company completed a non-brokered private placement, issuing a total of 7,500,000 units at a price of $0.10 per unit for gross proceeds of $750,000. Each unit is comprised of one common share and one warrant. Each warrant entitles its holder to acquire one common share of the Company at a price of $0.20 for a period of 24 months following the closing of the private placement. The securities issued in the private placement are subject to a four-month and one day hold period expiring on March 16, 2025.

Unit issuance costs of $100 were recorded and paid in the fourth quarter of 2024.

12.Share capital (cont’d)

Common shares and warrants were valued based on their relative fair values. The fair value of the common shares was determined by the closing price on the date of the transaction. The fair value of the warrants was determined using the Black-Scholes pricing model and based on the following assumptions:

	June 2, 2025	February 24, 2025
Share price	$1.50	$0.75
Expected volatility	160.46%	156.08%
Risk-free interest rate	2.62%	2.62%
Expected average life	3.00	3.00
Exercise price	$1.82	$1.10

The underlying expected volatility was determined by reference to historical data of the Company. Black-Scholes pricing model requires the input of highly subjective assumptions including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

During the year ended December 31, 2025, 21,333,333 common shares were issued for total proceeds of $22,000,000 in relation to the two brokered LIFE financings (2024: 22,500,000 units with proceeds of $967,500); 30,389,999 common shares were issued for total proceeds of $23,431,033 in regard to the exercise of warrants (2024; 6,450,000 for proceeds of $967,500) ; and 2,162,500 common shares were issued for proceeds of $557,750 in regard to the exercise of options (2024:250,000 common shares for proceeds of $21,500).

(c)Stock options

The Company has adopted an incentive stock option plan in accordance with the policies of the TSX Venture Exchange (the “Exchange”), which provides for the Board of Directors of the Company to grant to directors, officers, employees and consultants of the Company non-transferrable stock options to purchase common shares, provided the number of shares reserved for issuance under the stock option plan shall not exceed 2%, for consultants and investor relations and 10% for insiders of the issued and outstanding common shares, exercisable for a period of up to ten years from the date of grant. In 2025, the Plan was amended, with appropriate approvals from the Exchange and the shareholders, to increase the maximum number of shares that can be issued to 24,750,000 from 15,000,000 shares. The Board of Directors determines the price per common share and the number of common shares that may be allotted to directors, officers, employees and consultants of the Company and all other terms and conditions of the stock option, subject to the rules of the Exchange.

The option exercise price is set by the Board of Directors at the time the option is allocated and cannot be less than the discounted market price. The options are exercisable over a maximum period of ten years. In the absence of a vesting schedule, the options shall vest immediately. Amongst the outstanding options, none are subject to an escrow agreement.

All share-based payments will be settled in equity. The Company has no legal or constructive obligation to repurchase or settle the options.

12.Share capital (cont’d)

The Company’s share options are as follows for the years presented:

	2025		2024
	Number of	Weighted average	Number of	Weighted average
	options	exercise price	options	exercise price
		$		$
Balance outstanding, beginning of year	10,452,237	0.14	9,139,737	0.13
Granted	10,245,000	1.57	1,850,000	0.20
Exercised	(2,162,500)	0.25	(250,000)	0.09
Expired	(1,300,000)	0.17	(250,000)	0.12
Forfeited	(50,000)	1.78	(37,500)	0.10
Balance outstanding, end of year	17,184,737	0.97	10,452,237	0.14
Balance exercisable, end of year	11,017,237	0.45	8,791,612	0.14

The weighted average share price at date of exercise for options exercised during the year ended December 31, 2025, is $1.32 (2024 – 0.46).

Share-based compensation recognized under this plan amounted to $6,833,609 for the year ended December 31, 2025 (2024 - $399,843) related to officers, employees and consultants mainly related to general and administrative expenses.

The weighted average remaining contractual life for options outstanding as at December 31, 2025, is 7.30 (2024 – 4.64) years.

The weighted average fair value of the granted options was determined using the Black-Scholes option pricing model and based on the following weighted average assumptions:

	2025	2024
Average share price at date of grant	$1.57	$0.20
Expected dividends	—	—
Expected volatility	164.9%	145.38%
Risk-free interest rate	3.10%	3.25%
Expected average life	9.76	7.39
Average exercise price at date of grant	$1.57	$0.20
Average fair value at measurement date	$1.69	$0.18

The underlying expected volatility was determined by reference to historical data of the Company. No special features inherent to the options granted were incorporated into measurement of fair value.

Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate for 2025 of 0% (2024 - 0%) in determining the share-based expense recorded in the statements of loss. Option pricing models require the input of highly subjective assumptions including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

12.Share capital (cont’d)

Outstanding and exercisable options are as follows:

	Exercise	2025
Expiry date	price	Outstanding	Exercisable
	$
March 1, 2026	1.78	50,000	50,000
March 31, 2026	0.08	300,000	200,000
June 30, 2026	0.10	300,000	300,000
September 24, 2026	1.56	75,000	75,000
January 25, 2027	0.14	500,000	500,000
August 23, 2028	0.265	500,000	500,000
October 25, 2028	0.24	80,000	75,000
February 14, 2029	0.225	500,000	375,000
December 17, 2030	0.05	300,000	300,000
December 23, 2030	0.065	750,000	750,000
February 2, 2031	0.14	2,500,000	2,500,000
June 20, 2031	0.11	500,000	125,000
July 21, 2033	0.07	1,109,737	959,737
February 18, 2035	0.44	700,000	—
March 19, 2035	0.69	3,820,000	3,820,000
May 12, 2035	0.58	300,000	56,250
June 26, 2035	1.78	900,000	225,000
September 2, 2035	1.14	100,000	6,250
September 25, 2035	1.56	300,000	—
October 5, 2035	1.57	300,000	—
November 9, 2035	3.50	100,000	—
November 24, 2035	2.89	3,000,000	—
December 17, 2035	4.02	200,000	200,000
		17,184,737	11,017,237

(d)Share purchase warrants

The Company’s warrants movement for year ended December 31, 2025, are as follows:

	Number of	Weighted average
	warrants	exercise price
		$
Balance outstanding, beginning of year	16,050,000	0.17
Granted	22,319,999	1.36
Exercised	(30,389,999)	0.77
Balance outstanding, end of year	7,980,000	1.22